Annual Operating Expenses {- Fidelity® Mid Cap Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity® Mid Cap Enhanced Index Fund - Fidelity Mid Cap Enhanced Index Fund-Default
Oct. 30, 2021
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.59%